INVESTMENTS - Actions in Guarantee (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Associates
Investments pending in judicial proceedings out of total investments (in percent)	23.50%	21.80%
INVESTMENT VALUE	R$ 7,082,305
BLOCKED INVESTMENT	6,628,721
CTEEP
Associates
INVESTMENT VALUE	R$ 3,420,725
BLOCKING PERCENTAGE	96.90%
BLOCKED INVESTMENT	R$ 3,314,682
EMAE
Associates
INVESTMENT VALUE	R$ 319,915
BLOCKING PERCENTAGE	100.00%
BLOCKED INVESTMENT	R$ 319,915
ENERGISA MT
Associates
INVESTMENT VALUE	R$ 395,927
BLOCKING PERCENTAGE	31.48%
BLOCKED INVESTMENT	R$ 124,639
CEEE-GT
Associates
INVESTMENT VALUE	R$ 867,687
BLOCKING PERCENTAGE	100.00%
BLOCKED INVESTMENT	R$ 867,687
CEMAR
Associates
INVESTMENT VALUE	R$ 821,010
BLOCKING PERCENTAGE	97.96%
BLOCKED INVESTMENT	R$ 804,261
CEB Lajeado
Associates
INVESTMENT VALUE	R$ 49,153
BLOCKING PERCENTAGE	99.97%
BLOCKED INVESTMENT	R$ 49,137
Companhia Energetica de Sao Paulo - CESP
Associates
INVESTMENT VALUE	R$ 133,709
BLOCKING PERCENTAGE	98.96%
BLOCKED INVESTMENT	R$ 132,319
AES Tiete
Associates
INVESTMENT VALUE	R$ 398,161
BLOCKING PERCENTAGE	99.66%
BLOCKED INVESTMENT	R$ 396,818
Coelce
Associates
INVESTMENT VALUE	R$ 270,825
BLOCKING PERCENTAGE	93.35%
BLOCKED INVESTMENT	R$ 252,815
CGEEP
Associates
INVESTMENT VALUE	R$ 17,551
BLOCKING PERCENTAGE	100.00%
BLOCKED INVESTMENT	R$ 17,551
Centrais Eletricas do ParA - CELPA
Associates
INVESTMENT VALUE	R$ 38,556
BLOCKING PERCENTAGE	100.00%
BLOCKED INVESTMENT	R$ 38,556
Companhia Energetica de Pernambuco - CELPE
Associates
INVESTMENT VALUE	R$ 18,258
BLOCKING PERCENTAGE	100.00%
BLOCKED INVESTMENT	R$ 18,258
Energisa S.A.
Associates
INVESTMENT VALUE	R$ 218,432
BLOCKING PERCENTAGE	82.72%
BLOCKED INVESTMENT	R$ 180,687
Centrais Eletricas de Santa Catarina - CELESC
Associates
INVESTMENT VALUE	R$ 112,396
BLOCKING PERCENTAGE	99.11%
BLOCKED INVESTMENT	R$ 111,396